Investments - Summary of Net Investment Income (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Net Investment Income [Line Items]
Total investment income		$ 1,136.9	$ 1,323.5
Investment expenses		(35.6)	(39.4)
Net investment income		1,101.3	1,284.1
Predecessor Company
Net Investment Income [Line Items]
Total investment income	$ 113.0			$ 1,376.8
Investment expenses	(3.3)			(37.4)
Net investment income	109.7			1,339.4
Fixed maturities
Net Investment Income [Line Items]
Total investment income		915.3	1,055.8
Fixed maturities | Predecessor Company
Net Investment Income [Line Items]
Total investment income	95.5			1,151.3
Marketable equity securities
Net Investment Income [Line Items]
Total investment income		19.4	17.9
Marketable equity securities | Predecessor Company
Net Investment Income [Line Items]
Total investment income	0.3			18.1
Mortgage loans
Net Investment Income [Line Items]
Total investment income		195.1	239.9
Mortgage loans | Predecessor Company
Net Investment Income [Line Items]
Total investment income	21.3			247.6
Other
Net Investment Income [Line Items]
Total investment income		$ 7.1	$ 9.9
Other | Predecessor Company
Net Investment Income [Line Items]
Total investment income	$ (4.1)			$ (40.2)